Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Deficit

Note 7. Stockholders’ Equity

On May 29, 2015, the Company reincorporated from Florida to Nevada. The Company’s board of directors and majority shareholder consented to the reincorporation. Each of our shareholders on the record date received one share of the Nevada Company’s common stock for each 100 shares of common stock they own in the Florida company. The information contained herein gives retroactive effect to the stock split for all periods presented. Fractional shares were rounded up to the next whole share, and each shareholder received at least five shares. Following the reincorporation, the Company is authorized to issue 500 million shares of common stock and 20 million shares of preferred stock, each with a par value of $0.001 per share.

At December 31, 2015, the Company had 26,014,935 potentially issuable common shares with exercise prices ranging from $0.09 per share to $0.25 per share. The exercise prices of the convertible debt were not modified as a result of the reincorporation and the stock split. See Note 5.

Preferred Stock

On July 22, 2015, we issued 1,000,000 shares of Series E Preferred stock to Essen Enterprises, Inc (“Essen”). The beneficial owner of Essen is Filipp Korolev. On that date, Essen owned 6,513,344 shares of our common stock, which constituted 63.55% of our outstanding common shares. The Series E Preferred stock is subordinate to our common stock and does not participate in dividends or equity distributions. The Series E preferred stock has ⅔ voting control of the company. The shares were issued so that Essen could retain stable control of the Company, which could have been lost as a result of expected issuance of common stocks resulting from conversion of our convertible notes. These shares were valued at $140,000 which was the estimated market value of the Series E Preferred Stock on the date of the transaction. The market value was determined by estimating the market value of the controlling interest in a public company.

Conversion of shares

During the nine months ended December 31, 2015, the holders of our convertible notes elected to convert principal and accrued interest of  $199,959 into 10,093,994 shares of common stock.

Note 9. Stockholders' Equity

On May 29, 2015, the Company reincorporated from Florida to Nevada. The Company's board of directors and majority shareholder consented to the reincorporation. Each of our shareholders on the record date received one share of the Nevada Company's common stock for each 100 shares of common stock they own in the Florida company. The information contained herein gives retroactive effect to the stock split for all periods presented.  Fractional shares were rounded up to the next whole share, and each shareholder received at least five shares.  Following the reincorporation, the Company is authorized to issue 480 million shares of common stock and 20 million shares of preferred stock, each with a par value of $0.001 per share.

At March 31, 2015, the Company had 27,458,608 potentially issuable common shares with exercise prices ranging from $0.007 per share to $0.02 per share. The exercise prices of the convertible debt were not modified as a result of the reincorporation and the stock split. See Note 5. At March 31, 2015, the average exercise price of all convertible debt is $0.01 per share.

During year ended March 31, 2015, the holders of our convertible notes elected to convert principal and interest of $401,582 into 113,585 shares of common stock.